14. Intangible assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SummaryOfIntangibleAssetsLineItems [Line Items]
Cost	R$ 42,805,613	R$ 39,382,271
Accumulated amortization	(9,339,481)	(8,135,483)
Net	33,466,132	31,246,788	R$ 28,513,626	R$ 25,979,526
Agreements - equity value
SummaryOfIntangibleAssetsLineItems [Line Items]
Cost	8,893,296	9,222,543
Accumulated amortization	(1,751,682)	(1,739,588)
Net	7,141,614	7,482,955	7,287,630	7,369,271
Agreements - economic value
SummaryOfIntangibleAssetsLineItems [Line Items]
Cost	2,068,402	1,925,361
Accumulated amortization	(634,465)	(543,709)
Net	1,433,937	1,381,652	1,353,020	1,281,260
Program contracts
SummaryOfIntangibleAssetsLineItems [Line Items]
Cost	10,653,292	9,209,367
Accumulated amortization	(3,058,226)	(2,633,346)
Net	7,595,066	6,576,021	6,288,575	5,379,153
Program contracts - commitments
SummaryOfIntangibleAssetsLineItems [Line Items]
Cost	1,113,160	991,848
Accumulated amortization	(202,785)	(168,632)
Net	910,375	823,216	850,530	702,909
Services contracts – São Paulo
SummaryOfIntangibleAssetsLineItems [Line Items]
Cost	19,388,751	17,457,658
Accumulated amortization	(3,471,736)	(2,904,951)
Net	15,917,015	14,552,707	12,367,017	10,986,386
Software license
SummaryOfIntangibleAssetsLineItems [Line Items]
Cost	688,712	575,494
Accumulated amortization	(220,587)	(145,257)
Net	R$ 468,125	R$ 430,237	R$ 366,854	R$ 260,547